APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
         -----------------------------------------------------------------------
1.       Name and address of issuer: The Diversified Investors Funds Group
                                     4 Manhattanville Road
                                     Purchase, New York 10577

         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [X]


         -----------------------------------------------------------------------
3.       Investment Company Act File Number: 811-7674


         Securities Act File Number: 33-61810


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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1998
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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
         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                   $1,036,714,341
                                                                  --------------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $419,674,092
                                                        ------------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:        $
                                                         ---------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                    $ 419,674,092
                                                                  -------------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                 $ 617,040,249
                                                                  -------------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                        x0.000278
                                                                     ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                     =$171,537.19
                                                                  ============
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6.       Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other unites) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$   0
                                                                      ----------
          ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$171,537.19
                                                                      ----------
          ----------------------------------------------------------------------
9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: 3/24/99

              Method of Delivery:

                               [X]   Wire Transfer
                               [ ]   Mail or other means

          ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert F. Colby
                           -----------------------------------------
                             Vice President
                           -----------------------------------------

Date March 24, 1999
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period January 1, 1998 to December 31, 1998

                                                      High     Intermediate  Government
                                      Money         Quality     Government   Corporate                     Equity         Equity
                                      Market          Bond         Bond        Bond          Balanced      Income         Value
                                    ------------ ------------- ------------ ------------- ------------- -------------- ------------
Proceeds from issuance of shares...  221,142,261  17,044,470    21,244,806    49,704,921    50,786,572    75,581,658     47,201,943
Proceeds from dividends reinvested.    1,829,291     727,691       856,803     2,715,252    63,393,308     3,779,110      4,685,974
                                     ----------------------------------------------------------------------------------------------
Aggregate securities sold..........  222,971,552  17,772,160    22,101,409    52,420,173    64,179,880    79,380,768     51,887,917

Value of shares redeemed...........  180,193,131   5,284,042     4,786,452     8,422,242    14,295,663    24,660,357     18,809,956
                                     ----------------------------------------------------------------------------------------------
Net Change                            42,778,421  12,488,118    17,314,957    43,997,931    49,984,218    54,700,412     33,077,961
                                     ==============================================================================================


                                      Growth &      Equity       Special     Aggressive    High Yield    International
                                       Income       Growth       Equity        Equity         Bond          Equity        TOTAL
                                     ----------- ------------- ------------ ------------- ------------- -------------- ------------
Proceeds from issuance of shares...  144,108,488  86,999,083    95,768,823    23,077,436    17,651,966   52,785,077     913,097,504
Proceeds from dividends reinvested.    3,554,312   4,632,309     1,230,854       734,015       165,817    1,137,223      29,441,757
                                     ----------------------------------------------------------------------------------------------
Aggregate securities sold..........  147,662,800  91,631,391    96,999,675    23,811,451    17,817,784   53,922,300     942,539,261

Value of shares redeemed...........   42,388,456  26,826,490    37,545,381     5,838,329     3,194,626   23,298,734     395,343,857
                                     ----------------------------------------------------------------------------------------------
Net Change                           105,274,344  65,004,901    59,454,294    17,973,123    14,623,158   30,623,568     547,195,404
                                     ==============================================================================================


Calculation of Fee
Total change                         $547,195,405
Per SEC .000278                      $ 152,120.32
                                     ============

24F Fees
Diversified Investors Funds Group Premium Class
For the period January 1, 1998 to December 31, 1998


                                                     HIGH
                            MONEY   INTERMEDIATE     YIELD     EQUITY     EQUITY       SPECIAL    SELECT   INTERNATIONAL
                            MARKET     BOND          BOND      VALUE      GROWTH       EQUITY     EQUITY      EQUITY        TOTAL
                            --------------------------------------------------------------------------------------------------------
Proceeds from
  issuance of shares....... 213,449   5,047,689   1,175,087   4,752,898    785,425    3,264,924    1,000    2,895,647    18,136,118
Proceeds from dividends
  reinvested...............   2,618     179,793       1,700     270,825      4,769       44,934       50       31,237       535,926
                            --------------------------------------------------------------------------------------------------------
Aggregate securities sold.. 216,067   5,227,482   1,176,787   5,023,723    790,194    3,309,858    1,050    2,926,884    18,672,044

Value of shares redeemed...  33,766   1,124,777     847,744   1,978,320    577,926    1,622,825        -    1,442,304     7,627,061
                            --------------------------------------------------------------------------------------------------------
Net Change................. 182,301   4,102,705     329,043   3,045,403    212,268    1,687,033    1,050    1,484,581    11,044,383
                            ========================================================================================================

Calculation of Fee:
Total change                    $ 11,044,383
Per SEC .000278                 $   3,070.34
                                ============

Institutional Class

For the period January 1, 1998 to December 31, 1998



                                                                    HIGH
                                        MONEY       INTERMEDIATE    YIELD       EQUITY
                                        MARKET        BOND          BOND         VALUE


Proceeds from issuance of shares.... 13,406,314    21,362,649     2,564,932   16,193,123
Proceeds from dividends reinvested..    232,568       545,595        12,757    1,033,269
                                     ----------    ----------     ---------   ----------
Aggregate securities sold........... 13,638,881    21,908,244     2,577,689   17,226,393


Value of shares redeemed............ 4,828,271      5,373,565       414,836    3,677,964
                                     ----------    ----------     ---------   ----------

Net Change.......................... 8,810,610     16,534,679     2,162,853   13,548,429
                                     =========     ==========     =========   ==========


Calculation of Fee:
Total change            $58,800,462
Per SEC .000278         $ 16,346.53
                        ===========



                                        EQUITY       SPECIAL       SELECT     INTERNATIONAL
                                        GROWTH       EQUITY        EQUITY      EQUITY         TOTAL




Proceeds from issuance of shares.... 4,042,572    8,428,893       1,000     7,395,904      73,395,386
Proceeds from dividends reinvested..   104,042       55,425          53       123,940       2,107,649
                                     ---------    ----------      -----     ---------      ----------
Aggregate securities sold........... 4,146,614    8,484,317       1,053     7,519,845      75,503,036


Value of shares redeemed............   206,530      974,158         --      1,227,251      16,702,574
                                     ---------    ----------      -----     ---------      ----------
Net Change.......................... 3,940,084    7,510,159       1,053     6,292,594      58,800,462
                                     =========    =========       =====     =========      ==========

